12 Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Cost			R$ 57,190,786
Accumulated depreciation, amortization and depletion			(25,430,896)
Beginning balance		R$ 32,315,181	31,759,890
Acquisitions		2,674,315	2,724,264
Capitalized financial charges		252,427	198,201
Foreign currency translation adjustment		4,036,985	1,085,263
Cost		5,395,660	1,354,929
Depreciation		(1,358,675)	(269,666)
Transfers to inventory		22,806	(50,562)
Transfers to intangible		(40,992)	(6,433)
Cost		(40,960)	(6,433)
Depreciation		(32)
Disposals		(26,975)	(235,546)
Cost		(363,664)	(432,214)
Depreciation		336,689	196,668
Depreciation and amortization		(3,304,598)	(3,061,901)
Transfers to right of use of assets			(97,995)
Cost			(125,497)
Depreciation			27,502
Net book value		35,929,149	32,845,153
Cost		68,794,058	60,853,474
Accumulated depreciation		(32,864,909)	(28,538,293)
Ending balance		35,929,149	32,315,181
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost			602,299
Beginning balance		613,807	602,299
Foreign currency translation adjustment		69,244	11,508
Cost		69,244	11,508
Disposals		(20)
Cost		(20)
Net book value		683,031	613,807
Cost		683,031	613,807
Ending balance		683,031	613,807
Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost			6,676,549
Accumulated depreciation, amortization and depletion			(2,026,559)
Beginning balance		4,572,267	4,649,990
Acquisitions		590	1,280
Foreign currency translation adjustment		818,725	289,118
Cost		1,132,817	366,939
Depreciation		(314,092)	(77,821)
Transfers by concluded projects		105,702	21,382
Disposals		(2,358)	(634)
Cost		(22,657)	(1,178)
Depreciation		20,299	544
Depreciation and amortization		(372,687)	(388,869)
Net book value		5,122,239	4,939,108
Cost		8,281,424	7,064,972
Accumulated depreciation		(3,159,185)	(2,492,705)
Ending balance		5,122,239	4,572,267
Machinery, Equipment and Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost			43,024,738
Accumulated depreciation, amortization and depletion			(22,238,530)
Beginning balance		19,649,276	20,786,208
Acquisitions		60,130	61,213
Foreign currency translation adjustment		1,984,408	675,400
Cost		2,982,072	860,672
Depreciation		(997,664)	(185,272)
Transfers by concluded projects		6,248,845	884,606
Disposals		(22,652)	(223,514)
Cost		(328,411)	(392,033)
Depreciation		305,759	(168,519)
Depreciation and amortization		(2,787,042)	(2,534,637)
Net book value		25,132,965	21,461,608
Cost		53,401,832	44,439,196
Accumulated depreciation		(28,268,867)	(24,789,920)
Ending balance		25,132,965	19,649,276
Projects and Stoppage in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	[1]		5,102,393
Beginning balance	[1]	7,009,473	5,102,393
Acquisitions	[1]	2,609,565	2,658,070
Capitalized financial charges	[1]	252,427	198,201
Foreign currency translation adjustment	[1]	1,136,671	105,701
Cost	[1]	1,136,671	105,701
Transfers by concluded projects	[1]	(6,542,755)	(993,024)
Transfers to inventory	[1]	(53,903)	(47,696)
Transfers to intangible	[1]	(22,373)	(6,433)
Cost	[1]	(22,373)	(6,433)
Disposals	[1]		(7,739)
Cost	[1]		(7,739)
Net book value	[1]	4,389,105	5,208,094
Cost	[1]	4,389,105	7,009,473
Accumulated depreciation
Ending balance	[1]	4,389,105	7,009,473
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost			1,784,807
Accumulated depreciation, amortization and depletion			(1,165,807)
Beginning balance		470,358	619,000
Acquisitions		4,030	3,701
Foreign currency translation adjustment		27,937	3,536
Cost		74,856	10,109
Depreciation		(46,919)	(6,573)
Transfers by concluded projects		188,208	87,036
Transfers to inventory		76,709	(2,866)
Transfers to intangible		(18,619)
Cost		(18,587)
Depreciation		(32)
Disposals		(1,945)	(3,659)
Cost		(12,576)	(31,264)
Depreciation		10,631	27,605
Depreciation and amortization		(144,869)	(138,395)
Transfers to right of use of assets			(97,995)
Cost			(125,497)
Depreciation			27,502
Net book value		601,809	622,536
Cost		2,038,666	1,726,026
Accumulated depreciation		(1,436,857)	(1,255,668)
Ending balance		R$ 601,809	R$ 470,358

[1]	On December 31, 2020, the amounts recorded under this item corresponded to overhaul costs with scheduled shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing in the amount of R$924,747 (R$1,400,667 in 2019), capitalized financial charges in the amount of R$233,963 (R$419,244 in 2019), inventories of spare parts in the amount of R$405,497 (R$430,418 in 2019), strategic projects ongoing in Brazil in the amount of R$256,873 (R$98,879 in 2019) and in Braskem America in the amount of R$313,080 (R$2,611,034 in 2019). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.